13. ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI) (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Accumulated Other Comprehensive Income Oci Details
Currency translation adjustment	$ 1,939,546	$ 4,969,075	$ 1,901,351	$ 3,002,717
Available for sale securities		1,289,069		2,747,997
Total Accumulated OCI, beginning of period	1,939,546	6,258,144	1,901,351	5,750,714
Currency translation adjustments	1,921,720	(4,276,782)	1,959,915	(2,310,424)
Unrealized gain on available for sale investments				715,428
Release of OCI on available for sale investments		(1,289,069)		(3,463,425)
Total Other comprehensive income (loss) for the period	1,921,720	(5,565,851)	1,959,915	(5,058,421)
Currency translation adjustment	3,861,266	692,293	3,861,266	692,293
Available for sale securities
Total Accumulated OCI, end of period	$ 3,861,266	$ 692,293	$ 3,861,266	$ 692,293